Sale of Greenstone Partnership - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 19, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates | $			$ 0	$ 97,274
Contingent payment, due in product quantity | oz			11,111
Contingent payment, average gold market price			20 days
Milestone 1
Statement Line Items [Line Items]
Contingent payment, production milestone | oz			250,000
Milestone 2
Statement Line Items [Line Items]
Contingent payment, production milestone | oz			500,000
Milestone 3
Statement Line Items [Line Items]
Contingent payment, production milestone | oz			750,000
Greenstone Partnership
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%
Greenstone Partnership | Disposal groups classified as held for sale
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	50.00%
Disposal group, consideration | $	$ 210,000
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates | $		$ 72,300
Estimated financial effect of contingent assets | $				$ 25,000